Loans and other borrowings (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Loans and Other Borrowings

	Maturity date	Discount at issue %	2022 $m	2021 $m
Current
Bank overdrafts (note 18)	n/a	n/a	55	59
£173m 3.875% bonds 2022	28 November 2022	1.213	–	233
			55	292
Non-current
€ 500m 1.625% bonds 2024	8 October 2024	0.437	534	565
£300m 3.75% bonds 2025	14 August 2025	0.986	365	408
£350m 2.125% bonds 2026	24 August 2026	0.550	423	473
€ 500m 2.125% bonds 2027	15 May 2027	0.470	539	570
£400m 3.375% bonds 2028	8 October 2028	1.034	480	537
			2,341	2,553
Total loans and other borrowings			2,396	2,845

Denominated in the following currencies:
Sterling			1,269	1,652
US dollars			53	57
Euros			1,073	1,135
Other			1	1
			2,396	2,845